Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 30,422,000
Prepaids and other current assets		30,000,000
Total assets		60,422,000
Current Liabilities:
Accounts payable		14,653,000
Accrued expenses		47,166,000
Total liabilities		61,832,000
Commitments and Contingencies
Shareholder’s Deficit
Ordinary shares, no par value
Ordinary shares, value		$ 150,000,000
Retained earnings		(151,410,000)
Total shareholders’ equity		(1,410,000)
Total liabilities and shareholders’ equity		60,422,000
CoinShares International Limited
Current assets
Cash and cash equivalents		64,243,000	24,915,000
Digital assets – held for operations		3,974,713,000	4,466,678,000
Digital assets – held as treasury		33,354,000	15,249,000
Digital asset exchange traded products		1,145,428,000	1,190,998,000
Trade receivables		3,491,000	2,126,000
Digital asset receivables, net of allowance for expected credit losses of $529 and $760, respectively		108,517,000	205,892,000
Prepaids and other current assets		13,326,000	914,000
Total current assets		5,343,072,000	5,906,772,000
Property and equipment, net		366,000	288,000
Operating right of use assets		2,957,000	2,885,000
Goodwill		2,820,000	2,819,000
Other intangible assets, net		11,897,000	11,113,000
Investments		18,850,000	20,338,000
Other non-current assets		2,316,000	2,699,000
Total assets		5,382,278,000	5,946,914,000
Current Liabilities:
XBT Certificate Liabilities		2,465,007,000	3,695,537,000
XBT CS Physical Certificate Liabilities		1,279,000
CS Physical Certificate Liabilities		2,041,154,000	1,453,943,000
Digital asset payables		168,374,000	241,705,000
Amounts due to brokers		169,086,000	99,124,000
Trade and other payables		28,400,000	32,321,000
Notes payable, current		3,151,000
Operating lease liability, current portion		1,347,000	895,000
Total current liabilities		4,877,798,000	5,523,525,000
Notes payable, non-current		24,973,000	24,657,000
Operating lease liability, net of current portion		1,528,000	2,096,000
Other non-current liabilities		1,012,000	993,000
Total liabilities		4,905,311,000	5,551,271,000
Shareholder’s Deficit
Ordinary shares, value		44,000	44,000
Additional paid-in capital		29,203,000	38,020,000
Accumulated other comprehensive income		16,671,000	14,958,000
Retained earnings		431,049,000	342,621,000
Total shareholders’ equity		476,967,000	395,643,000
Total liabilities and shareholders’ equity		5,382,278,000	5,946,914,000
Coinshares PLC [Member]
Current assets
Cash and cash equivalents	$ 47,068,000	64,243,000
Digital assets – held for operations	2,515,483,000	3,974,713,000
Digital assets – held as treasury	26,687,000	33,354,000
Digital asset exchange traded products	640,116,000	1,145,428,000
Trade receivables	4,041,000	3,491,000
Digital asset receivables, net of allowance for expected credit losses of $529 and $760, respectively	238,969,000	108,517,000
Prepaids and other current assets		13,326,000
Total current assets	3,482,255,000	5,343,072,000
Property and equipment, net	520,000	366,000
Operating right of use assets	2,765,000	2,957,000
Goodwill	2,820,000	2,820,000
Other intangible assets, net	10,646,000	11,897,000
Investments	20,067,000	18,850,000
Other non-current assets	2,164,000	2,316,000
Total assets	3,521,237,000	5,382,278,000
Current Liabilities:
XBT Certificate Liabilities	1,358,004,000	2,465,007,000
XBT CS Physical Certificate Liabilities	1,326,000	1,279,000
CS Physical Certificate Liabilities	1,406,792,000	2,041,154,000
Digital asset payables	114,764,000	168,374,000
Amounts due to brokers	173,582,000	169,086,000
Trade and other payables	10,701,000	28,400,000
Notes payable, current		3,151,000
Operating lease liability, current portion	1,093,000	1,347,000
Total current liabilities	3,066,262,000	4,877,798,000
Notes payable, non-current		24,973,000
Operating lease liability, net of current portion	1,048,000	1,528,000
Other non-current liabilities		1,012,000
Total liabilities	$ 3,068,030,000	$ 4,905,311,000
Shareholder’s Deficit
Ordinary shares, no par value
Additional paid-in capital	$ 51,352	$ 29,247,000
Accumulated other comprehensive income	16,433,000	16,671,000
Retained earnings	385,422,000	431,049,000
Total shareholders’ equity	453,207,000	476,967,000	$ 395,643,000
Total liabilities and shareholders’ equity	$ 3,521,237,000	5,382,278,000
Related Party
Current Liabilities:
Due to related party		$ 13,000